Prudential Sector Funds, Inc.
655 Broad Street
Newark, New Jersey 07102

June 28, 2017

via EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials Filed on Schedule 14A under the Securities Act of 1934 with respect to the Prudential Financial Services Fund (the “Fund”), a series of Prudential Sector Funds, Inc.

Dear Sir or Madam:

On behalf of the above-referenced Fund, we are hereby filing in accordance with Rule 14a-6(a) under the Securities and Exchange Act of 1934 preliminary proxy materials in connection with a special meeting of shareholders of the Fund scheduled for October 2, 2017 (the “Meeting”). These materials include the notice of Meeting, the proxy statement and form of the proxy card.

If you have any questions, please contact me at (973) 367-8982.

Sincerely yours,

/s/ Diana Huffman

Diana Huffman

Vice President and Corporate Counsel